Profit Sharing Plan (Detail Textual) (401(k) Profit Sharing Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
401(k) Profit Sharing Plan
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Minimum service period required of employees to participate in plan	90 Days
Minimum required age of employees to participate in ESOP	21 years
Contributions to participants' annual compensation	25.00%
Defined contribution plan, description	The Company matches 100% of employee contributions up to 3% of eligible employee compensation and 50% of employee contributions of 3% to 5% for a total of 4% of employee compensation.
Percentage of employee contributions	100.00%
Base percentage of eligible employee compensation	3.00%
Additional range of percentage of eligible employee compensation	3%-5
Percentage of matching contribution by employer on additional range of eligible empoloyee compensation	50.00%
Maximum percentage of total compensation eligible for employer contribution	4.00%
Employer contributions to the 401k Plan	$ 263,000	$ 259,000